Property and equipment, net	12 Months Ended
Mar. 31, 2018
Property and equipment, net
Property and equipment, net

14.            Property and equipment, net

	As of March 31,
	2017	2018
	(in millions of RMB)
Buildings and property improvements	10,529	45,909
Computer equipment and software	18,427	33,852
Construction in progress	2,627	5,110
Furniture, office and transportation equipment	884	2,057

	32,467	86,928
Less: accumulated depreciation and amortization	(12,261)	(20,439)

Net book value	20,206	66,489

Depreciation and amortization expenses recognized for the years ended March 31, 2016, 2017 and 2018 were RMB3,699 million, RMB5,177 million and RMB8,654 million, respectively.